SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Short-term investment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Short-term investment
Impairment losses related to short-term investments	¥ 0	¥ 0
Interest income from short term investments	¥ 307,084	¥ 74,127